Document and Entity Information	Apr. 25, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 25, 2022
Entity Registrant Name	Condor Hospitality Trust, Inc.
Entity Incorporation, State or Country Code	MD
Entity File Number	1-34087
Entity Tax Identification Number	52-1889548
Entity Address, Address Line One	P.O. Box 153
Entity Address, City or Town	Battle Creek
Entity Address, State or Province	NE
Entity Address, Postal Zip Code	68715
City Area Code	301
Local Phone Number	861-3305
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000929545